Commitments and Contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 8 – Commitments and Contingencies

Evonik

The Company entered into an agreement with SurModics Pharmaceuticals, Inc. ("SurModics") in October 2010 for the exclusive worldwide licensing of certain technology, patent rights and know-how rights related to the production of EG-1962, (the "Evonik Agreement"). This agreement was later transferred to Evonik Industries AG ("Evonik") when it purchased substantially all the assets of SurModics.

Pursuant to the Evonik Agreement, in exchange for the license, the Company agreed to make milestone payments totaling up to $14.75 million upon the achievement of certain development, regulatory and sales milestones detailed in the Evonik Agreement. The Company paid $0.25 million upon execution of the Evonik Agreement.  In August 2016, the Company paid a milestone of $1.0 million after the first patient in the Phase 3 clinical trial of EG-1962 was dosed.  In addition, the Evonik Agreement calls for the Company to pay royalties on sales of certain products based on a mid-single digit percentage of net sales. The Evonik Agreement provides for the reduction of royalties in certain limited circumstances.

The term of the Evonik Agreement will continue until the expiration of the Company’s obligation to pay royalties to Evonik. Either party may terminate the Evonik Agreement due to material breach by the other party. Evonik may terminate the Evonik Agreement or convert it to a non-exclusive license, in either case upon giving the Company written notice, if the Company fails to use commercially reasonable efforts to hit certain specified development, regulatory and commercial milestones.

Following the discontinuation of the NEWTON 2 trial for EG-1962, the Company has ceased all research and development efforts related to EG-1962 and suspended efforts on its other product candidates as it pursues strategic alternatives.  As such, unless the Company resumes such development activities, it is unlikely that the Company will have any additional milestone or royalty obligations to Evonik in the future.

Oakwood Amended and Restated Master Formulation Development Agreement

In June 2017, the Company entered into an Amended and Restated Master Formulation Development Agreement (the “Restated Development Agreement”) with Oakwood Laboratories, L.L.C. (“Oakwood”), pursuant to which Oakwood agreed to continue to provide the Company with certain drug formulation development and non-commercial manufacturing services for EG-1962, in accordance with project plans that may be entered into from time to time.

Under the Restated Development Agreement, the Company agreed to pay Oakwood to perform services under agreed upon project plans and to pay Oakwood up to an aggregate of $4.5 million.  In July 2017 and April 2018, the Company paid $1.5 million and $0.5 million, respectively, of such aggregate amount in connection with entering into the Restated Development Agreement.  The remaining $2.5 million was payable no later than April 1, 2019.   The remaining payment was discounted to $2.375 million and paid pursuant to an accelerated payment agreement entered into in August 2018.  As of September 30, 2018, there are no remaining payments under the Restated Development Agreement.

As additional consideration for performance under the Restated Development Agreement and the Supply Agreement (as defined below), the Company agreed to pay Oakwood a royalty, during the Royalty Term, in an amount equal to a low single digit percentage of net sales of EG-1962, regardless of the manufacturer or supplier thereof.  The “Royalty Term” is the period commencing upon the commercial launch of EG-1962 by the Company and continuing until twelve (12) years following such launch.

The term of the Restated Development Agreement continues until the expiration or termination of the Supply Agreement, unless earlier terminated (the “Term”).  The Company has the right to terminate project plans upon the occurrence of various circumstances described in the Restated Development Agreement.  In the event that the Company terminates the most recent project plan prior to completion (which would include the Company’s decision to discontinue the development or commercialization of EG-1962), the Company must pay to Oakwood a termination fee for work completed, which has been accrued as of  September 30, 2018.

Oakwood Manufacturing and Supply Agreement

Concurrent with its entry into the Restated Development Agreement, on June 30, 2017, the Company entered into a Manufacturing and Supply Agreement with Oakwood (the “Supply Agreement”), pursuant to which Oakwood agreed to manufacture and supply, and the Company agreed to purchase from Oakwood, EG-1962 in commercial quantities following the commercial launch of the product.

Pursuant to the Supply Agreement, the Company agreed to pay Oakwood milestone payments that could total up to an aggregate of $2.25 million upon the achievement of certain development and regulatory milestones.

The term of the Supply Agreement will terminate automatically upon the termination of the Restated Development Agreement for any reason.  Additionally, either party may terminate the Supply Agreement upon a material breach by the other party that fails to be cured in the applicable cure period.

Following the discontinuation of the NEWTON 2 trial for EG-1962, the Company has ceased all research and development efforts related to EG-1962 and suspended efforts on its other product candidates.  As such, the Company may terminate the Supply Agreement immediately upon notice to Oakwood (which will also result in the automatic termination of the Restated Development Agreement); provided, that if it chooses to do so prior to completion of the most recent project plan attached to the Restated Development Agreement, the Company must pay to Oakwood a termination fee. While certain of the Company’s milestone payments to Oakwood will remain outstanding (including the termination fee in the event the Restated Development Agreement is terminated), unless the Company resumes such development activities, it is unlikely that the Company will be required to pay additional milestone or royalty payments to Oakwood in the future pursuant to the Restated Development Agreement or the Supply Agreement.

Class Action Civil Litigation

On April 23, 2018, a purported securities class action complaint was filed against the Company, Brian Leuthner (the Company's President and Chief Executive Officer) and Andrew Saik (the Company's Chief Financial Officer) in the United States District Court for the District of New Jersey, captioned Sanfilippo v. Edge Therapeutics, Inc., Case No. 2:18-cv-8236.  The complaint alleges that the Company, Mr. Leuthner and Mr. Saik violated Section 10(b) of the Securities Exchange Act of 1934 by making false and misleading statements concerning the Company’s business, operations and prospects by failing to disclose that EG-1962 would likely fail a futility analysis.  The complaint is brought on behalf of all purchasers of the Company’s common stock between December 27, 2017 and March 27, 2018, and seeks unspecified damages.  None of the Company, Mr. Leuthner, or Mr. Saik has been served with the complaint and their time to respond has not yet expired.  Various individuals have moved to be appointed lead plaintiff to act on behalf of the putative class.  After the court appoints that party (or parties), it is expected that the lead plaintiff will file an amended complaint.  The Company and its executives intend to defend themselves vigorously in the action.  There can be no guarantee as to the outcome or timing of any resolution.

Employment Matters

The Company has entered into employment agreements with each of its executive officers. The agreements generally provide for, among other things, salary, bonus and severance payments. The employment agreements generally provide for between 12 months and 18 months of severance benefits to be paid to an executive (as well as certain potential bonus, COBRA and equity award benefits), subject to the effectiveness of a general release of claims, if the executive terminates his or her employment for good reason or if the Company terminates the executive's employment without cause.  Such severance payments may be provided for as long as 24 months in connection with a termination following a change of control.   The continued provision of severance benefits is conditioned on each executive's compliance with the terms of the Company's confidentiality and invention and assignment agreement as well as his or her release of claims.

On April 30, 2018, the Company initiated a corporate realignment to focus its efforts and resources on its ongoing operations and future plans that include a reduction in its workforce.  This realignment was initiated following the Company’s recent announcement that it is discontinuing the Phase 3 NEWTON 2 study, based on the recommendation of an independent Data Monitoring Committee (the “DMC”) that the Company stop its Phase 3 NEWTON 2 study. The DMC recommendation was based on its conclusion that the study had a low probability of meeting its primary endpoint.

During the second and third quarters, the Company reduced its workforce from 37 employees to 14 employees.  The Company anticipates a further reduction of its workforce as the Company completes NEWTON 2 closedown activities and completes the analysis of the related NEWTON 2 data.  In addition, the Company anticipates completing the payment of certain employee severance and benefits and certain retention compensation, as approved by the Compensation Committee of the Board of Directors, by the fourth quarter of fiscal year 2019.

Leases

Effective December 13, 2013, the Company entered into a 63 month lease for approximately 8,000 square feet of office space in Berkeley Heights, New Jersey. On February 18, 2016, the Company entered into a new 63 month lease for approximately 20,410 square feet of office space within the same office complex in Berkeley Heights, New Jersey. The terms of the new lease were structured so that the termination date of the December 13, 2013 lease coincided with the commencement date of the new lease on August 13, 2016. As a result of the lease termination, the Company wrote off $67,118 of leasehold improvements.

Rent expense is recognized on a straight line basis where there are escalating payments, and was approximately $148,284 and $152,026 for the three months ended September 30, 2018 and 2017, respectively and $450,053 and $450,700 for the nine months ended September 30, 2018 and 2017, respectively.

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of September 30, 2018:

Year ended December 31,
2018 (remaining)	$151,572
2019	604,541
2020	603,371
2021	530,385
2022 and after	–
Total minimum payments required	$1,889,869

Note 9 – Commitments and Contingencies

Evonik

The Company entered into an agreement with SurModics Pharmaceuticals, Inc. ("SurModics") in October 2010 for the exclusive worldwide licensing of certain technology, patent rights and know-how rights related to the production of EG-1962, the Company's lead product candidate (the "Evonik Agreement"). This agreement was later transferred to Evonik Industries AG ("Evonik") when it purchased substantially all the assets of SurModics.

Pursuant to the Evonik Agreement, in exchange for the license, the Company agreed to make milestone payments totaling up to $14.75 million upon the achievement of certain development, regulatory and sales milestones detailed in the Evonik Agreement. The Company paid $0.25 million upon execution of the Evonik Agreement.  In August 2016, the Company paid a milestone of $1.0 million after the first patient in the Phase 3 clinical trial of EG-1962 was dosed.  In addition, the Evonik Agreement calls for the Company to pay royalties on sales of certain products based on a mid-single digit percentage of net sales. The Evonik Agreement provides for the reduction of royalties in certain limited circumstances.

The term of the Evonik Agreement will continue until the expiration of the Company’s obligation to pay royalties to Evonik. Either party may terminate the Evonik Agreement due to material breach by the other party. Evonik may terminate the Evonik Agreement or convert it to a non-exclusive license, in either case upon giving the Company written notice, if the Company fails to use commercially reasonable efforts to hit certain specified development, regulatory and commercial milestones.

Oakwood Amended and Restated Master Formulation Development Agreement

In June 2017, the Company entered into an Amended and Restated Master Formulation Development Agreement (the “Restated Development Agreement”) with Oakwood Laboratories, L.L.C. (“Oakwood”), pursuant to which Oakwood will continue to provide the Company with certain drug formulation development and non-commercial manufacturing services for EG-1962, in accordance with project plans to be entered into from time to time.  Oakwood is currently performing process engineering, optimization and other scale up activities for the Company and is currently the sole manufacturer of EG-1962 used in Edge’s ongoing NEWTON 2 Phase 3 pivotal trial for EG-1962.

Under the Restated Development Agreement, we agreed to pay Oakwood to perform services under agreed upon project plans and to pay Oakwood up to an aggregate of $4.5 million.  In July 2017, we paid $1.5 million of such aggregate amount in connection with entering into the Restated Development Agreement.  Of the remaining $3.0 million of such aggregate amount, $0.5 million is payable no later than April 1, 2018 and $2.5 million is payable no later than April 1, 2019.   These remaining payments may be accelerated if: (i) we achieve various regulatory milestones, (ii) we close an equity or similar financing in excess of a predetermined amount, or (iii) there is an early termination, under certain circumstances, of the Restated Development Agreement or the Supply Agreement with Oakwood.

As additional consideration for performance under the Restated Development Agreement and the Supply Agreement (as defined below), the Company agreed to pay Oakwood a royalty, during the Royalty Term, in an amount equal to a low single digit percentage of net sales of EG-1962, regardless of the manufacturer or supplier thereof.  The “Royalty Term” is the period commencing upon the commercial launch of EG-1962 by the Company and continuing until twelve (12) years following such launch.

The term of the Restated Development Agreement continues until the expiration or termination of the Supply Agreement, unless earlier terminated (the “Term”).  The Company has the right to terminate project plans upon the occurrence of various circumstances described in the Restated Development Agreement.  In the event that the Company terminates the most recent project plan prior to completion (including due to the Company’s decision to discontinue the development or commercialization of EG-1962), the Company must pay to Oakwood a termination fee.  Either party has the right to terminate the Restated Development Agreement upon sixty (60) days written notice for failure by the other party to cure a material breach during the applicable cure period.  The Company can terminate the Restated Development Agreement immediately upon notice to Oakwood if Oakwood’s annual financial audit report required to be provided to the Company contains any going concern or similar qualification or if Oakwood fails to maintain a pre-determined working capital ratio.  Either party may also terminate the Restated Development Agreement immediately in the event of certain failures with regard to validation of the manufacturing process and other specified regulatory failures.

Oakwood Manufacturing and Supply Agreement

Concurrent with its entry into the Restated Development Agreement, on June 30, 2017, the Company entered into a Manufacturing and Supply Agreement with Oakwood (the “Supply Agreement”), pursuant to which Oakwood will manufacture and supply, and the Company will purchase from Oakwood, EG-1962 in commercial quantities following the commercial launch of the product.

Pursuant to the Supply Agreement, the price per unit of EG-1962 to be purchased by the Company is based on the expected commercially usable units per batch.  In addition, the Company has agreed to pay Oakwood milestone payments that could total up to an aggregate of $2.25 million upon the achievement of certain development and regulatory milestones.

The Company will have no minimum order requirement under the Supply Agreement until the third (3rd) year following commercial launch of EG-1962.  Beginning in the third year following commercial launch and continuing until the fifth year following commercial launch, the Company will be required to (x) order, at a minimum, the greater of (a) five (5) batches and (b) fifty percent (50%) of the aggregate vials of EG-1962 purchased by the Company from all sources in such year (such greater amount being the “Minimum Order Commitment”) or (y) pay a catch-up price to Oakwood based on the amount of EG-1962 actually ordered by the Company during the applicable time period.

The term of the Supply Agreement will continue (unless earlier terminated) until three (3) years following commercial launch of EG-1962. Thereafter, the Supply Agreement will automatically renew for additional two (2)-year periods unless Edge provides notice of non-renewal at least twelve (12) months prior to the end of the then-current term.  The Supply Agreement will also terminate automatically upon the termination of the Restated Development Agreement for any reason.  Following the first anniversary of the commercial launch of EG-1962, either party may terminate upon two (2) years written notice.  Further, either party may terminate the Supply Agreement upon a material breach by the other party that fails to be cured in the applicable cure period.

The Company may terminate the Supply Agreement immediately upon notice to Oakwood in the event that (a) any regulatory authority requires or causes the withdrawal of EG-1962 from the market or (b) the Company ceases to develop or commercialize EG-1962; provided, that in the latter case of termination prior to completion of the most recent project plan attached to the Restated Development Agreement, the Company must pay to Oakwood a termination fee.

Employment Agreements

The Company has entered into employment agreements with each of its executive officers. The agreements generally provide for, among other things, salary, bonus and severance payments. The employment agreements provide for between 12 months and 18 months of severance benefits to be paid to an executive (as well as certain potential bonus, COBRA and equity award benefits), subject to the effectiveness of a general release of claims, if the executive terminates his or her employment for good reason or if the Company terminates the executive's employment without cause. The continued provision of severance benefits is conditioned on each executive's compliance with the terms of the Company's confidentiality and invention and assignment agreement as well as his or her release of claims.

Leases

Effective December 13, 2013, the Company entered into a 63 month lease for approximately 8,000 square feet of office space in Berkeley Heights, New Jersey. On February 18, 2016, the Company entered into a new 63 month lease for approximately 20,410 square feet of office space within the same office complex in Berkeley Heights, New Jersey. The terms of the new lease were structured so that the termination date of the December 13, 2013 lease coincided with the commencement date of the new lease on August 13, 2016. As a result of the lease termination, the Company wrote off $67,118 of leasehold improvements.

Rent expense is recognized on a straight line basis where there are escalating payments, and was approximately $602,925, $344,341 and $207,541 for the years ended December 31, 2017, 2016 and 2015 , respectively.

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2017:

Year Ended December 31,
2018	$602,461
2019	604,541
2020	603,371
2021	530,385
2022 and after	-
Total minimum payments required	$2,340,758